Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	51,685	$ 3,536,805
Northrop Grumman Corp.	3,014	1,442,681
RTX Corp.	25,985	2,534,317
Textron, Inc.	41,747	4,004,790
TransDigm Group, Inc.	1,184	1,458,214

		12,976,807

Air Freight & Logistics - 0.6%
FedEx Corp.	9,888	2,864,949
United Parcel Service, Inc., Class B	42,782	6,358,689

		9,223,638

Automobile Components - 0.1%
Aptiv PLC (A)	18,860	1,502,199

Automobiles - 0.6%
Tesla, Inc. (A)	51,115	8,985,506

Banks - 2.2%
Bank of America Corp.	296,730	11,252,002
Citigroup, Inc.	24,688	1,561,269
Fifth Third Bancorp	106,884	3,977,154
Truist Financial Corp.	127,634	4,975,173
US Bancorp	110,329	4,931,706
Wells Fargo & Co.	138,280	8,014,709

		34,712,013

Beverages - 1.2%
Coca-Cola Co.	130,723	7,997,633
Monster Beverage Corp. (A)	26,454	1,568,193
PepsiCo, Inc.	48,323	8,457,009

		18,022,835

Biotechnology - 1.8%
AbbVie, Inc.	66,992	12,199,243
Biogen, Inc. (A)	10,363	2,234,574
BioMarin Pharmaceutical, Inc. (A)	4,935	431,023
Neurocrine Biosciences, Inc. (A)	6,503	896,894
Regeneron Pharmaceuticals, Inc. (A)	6,013	5,787,452
Sarepta Therapeutics, Inc. (A)	3,161	409,223
Vertex Pharmaceuticals, Inc. (A)	13,108	5,479,275

		27,437,684

Broadline Retail - 2.6%
Amazon.com, Inc. (A)	226,820	40,913,792

Building Products - 0.8%
Carrier Global Corp.	33,702	1,959,097
Masco Corp.	32,814	2,588,368
Trane Technologies PLC	25,359	7,612,772

		12,160,237

Capital Markets - 1.3%
Ameriprise Financial, Inc.	3,189	1,398,185
Blackstone, Inc.	6,243	820,143
Charles Schwab Corp.	59,952	4,336,928
CME Group, Inc.	14,048	3,024,394
Goldman Sachs Group, Inc.	7,948	3,319,800

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Intercontinental Exchange, Inc.	35,852	$ 4,927,141
State Street Corp.	33,723	2,607,462

		20,434,053

Chemicals - 1.2%
Dow, Inc.	75,673	4,383,737
Eastman Chemical Co.	24,422	2,447,573
Linde PLC	18,557	8,616,386
LyondellBasell Industries NV, Class A	23,716	2,425,672
PPG Industries, Inc.	8,660	1,254,834

		19,128,202

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,492	1,025,049

Communications Equipment - 0.1%
Motorola Solutions, Inc.	4,857	1,724,138

Consumer Finance - 0.1%
Capital One Financial Corp.	9,944	1,480,562

Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	12,037	8,818,667
Dollar Tree, Inc. (A)	7,772	1,034,842

		9,853,509

Containers & Packaging - 0.0% (B)
International Paper Co.	6,961	271,618

Distributors - 0.1%
LKQ Corp.	14,808	790,895

Electric Utilities - 1.2%
Constellation Energy Corp.	7,867	1,454,215
NextEra Energy, Inc.	91,711	5,861,250
PG&E Corp.	270,321	4,530,580
Southern Co.	95,546	6,854,470

		18,700,515

Electrical Equipment - 0.4%
AMETEK, Inc.	4,760	870,604
Eaton Corp. PLC	19,429	6,075,060

		6,945,664

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	26,748	881,614
Keysight Technologies, Inc. (A)	9,570	1,496,557
TE Connectivity Ltd.	6,581	955,824

		3,333,995

Energy Equipment & Services - 0.1%
Baker Hughes Co.	37,512	1,256,652

Entertainment - 0.3%
Netflix, Inc. (A)	6,569	3,989,551
Warner Bros Discovery, Inc. (A)	47,393	413,741

		4,403,292

Financial Services - 3.1%
Berkshire Hathaway, Inc., Class B (A)	31,796	13,370,854
Block, Inc. (A)	5,621	475,424
Corpay, Inc. (A)	11,682	3,604,364
Fidelity National Information Services, Inc.	13,168	976,802
Fiserv, Inc. (A)	19,830	3,169,231

Transamerica Series Trust	Page 1

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Mastercard, Inc., Class A	32,091	$ 15,454,063
Visa, Inc., Class A	40,328	11,254,738

		48,305,476

Food Products - 0.5%
Mondelez International, Inc., Class A	111,527	7,806,890

Ground Transportation - 0.7%
CSX Corp.	50,345	1,866,289
Norfolk Southern Corp.	9,423	2,401,640
Uber Technologies, Inc. (A)	61,724	4,752,131
Union Pacific Corp.	10,131	2,491,517

		11,511,577

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	33,144	1,416,575
Becton Dickinson & Co.	5,991	1,482,473
Boston Scientific Corp. (A)	99,847	6,838,521
Dexcom, Inc. (A)	8,180	1,134,566
Intuitive Surgical, Inc. (A)	4,692	1,872,530
Medtronic PLC	56,034	4,883,363
Stryker Corp.	13,337	4,772,912

		22,400,940

Health Care Providers & Services - 1.6%
Centene Corp. (A)	36,442	2,859,968
CVS Health Corp.	15,798	1,260,048
Elevance Health, Inc.	7,945	4,119,800
HCA Healthcare, Inc.	1,992	664,392
Humana, Inc.	4,563	1,582,083
McKesson Corp.	2,788	1,496,738
UnitedHealth Group, Inc.	25,555	12,642,059

		24,625,088

Health Care REITs - 0.3%
Ventas, Inc.	59,160	2,575,826
Welltower, Inc.	19,195	1,793,581

		4,369,407

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	1,582	5,739,306
Chipotle Mexican Grill, Inc. (A)	1,987	5,775,752
Expedia Group, Inc. (A)	27,201	3,746,938
Marriott International, Inc., Class A	9,597	2,421,419
McDonald’s Corp.	13,848	3,904,443
Royal Caribbean Cruises Ltd. (A)	22,482	3,125,223
Yum! Brands, Inc.	31,486	4,365,534

		29,078,615

Household Durables - 0.2%
Lennar Corp., Class A	8,589	1,477,136
Toll Brothers, Inc.	9,889	1,279,340

		2,756,476

Household Products - 0.4%
Church & Dwight Co., Inc.	13,154	1,372,093
Procter & Gamble Co.	26,263	4,261,172

		5,633,265

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	43,628	8,954,647

Industrial REITs - 0.4%
Prologis, Inc.	48,897	6,367,367

	Shares	Value
COMMON STOCKS (continued)
Insurance - 1.2%
Chubb Ltd.	12,597	$ 3,264,261
Globe Life, Inc.	1,591	185,145
MetLife, Inc.	37,376	2,769,935
Principal Financial Group, Inc.	4,153	358,445
Progressive Corp.	32,170	6,653,399
Travelers Cos., Inc.	26,334	6,060,507

		19,291,692

Interactive Media & Services - 3.8%
Alphabet, Inc., Class A (A)	127,914	19,306,060
Alphabet, Inc., Class C (A)	94,960	14,458,610
Meta Platforms, Inc., Class A	53,330	25,895,981

		59,660,651

IT Services - 0.6%
Accenture PLC, Class A	16,459	5,704,854
Cognizant Technology Solutions Corp., Class A	54,788	4,015,413

		9,720,267

Life Sciences Tools & Services - 0.8%
Danaher Corp.	23,272	5,811,484
Thermo Fisher Scientific, Inc.	10,755	6,250,913

		12,062,397

Machinery - 1.0%
Deere & Co.	18,621	7,648,390
Dover Corp.	8,652	1,533,048
Ingersoll Rand, Inc.	14,956	1,420,072
Otis Worldwide Corp.	52,896	5,250,986

		15,852,496

Media - 0.7%
Charter Communications, Inc., Class A (A)	8,695	2,527,028
Comcast Corp., Class A	171,747	7,445,232
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	20,855	619,394

		10,591,654

Metals & Mining - 0.1%
Nucor Corp.	7,738	1,531,350

Multi-Utilities - 0.2%
CMS Energy Corp.	40,378	2,436,409

Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	14,612	2,304,897
ConocoPhillips	49,885	6,349,363
Diamondback Energy, Inc.	21,610	4,282,454
EOG Resources, Inc.	47,752	6,104,616
Exxon Mobil Corp.	138,125	16,055,650
Pioneer Natural Resources Co.	5,043	1,323,787

		36,420,767

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	30,722	1,470,662

Personal Care Products - 0.1%
Kenvue, Inc.	106,344	2,282,142

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	118,616	6,432,546
Eli Lilly & Co.	15,222	11,842,107

Transamerica Series Trust	Page 2

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	38,102	$ 6,027,355
Merck & Co., Inc.	45,881	6,053,998

		30,356,006

Professional Services - 0.2%
Leidos Holdings, Inc.	20,941	2,745,156

Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	21,215	1,366,246
Sun Communities, Inc.	7,540	969,493

		2,335,739

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (A)	48,883	8,822,893
Analog Devices, Inc.	34,898	6,902,475
Broadcom, Inc.	5,526	7,324,216
Lam Research Corp.	7,450	7,238,196
Micron Technology, Inc.	39,680	4,677,875
NVIDIA Corp.	57,956	52,366,723
NXP Semiconductors NV	32,635	8,085,974
Qorvo, Inc. (A)	11,942	1,371,300
Teradyne, Inc.	5,182	584,685
Texas Instruments, Inc.	48,355	8,423,925

		105,798,262

Software - 6.4%
Adobe, Inc. (A)	9,708	4,898,657
Cadence Design Systems, Inc. (A)	5,831	1,815,074
Intuit, Inc.	10,272	6,676,800
Microsoft Corp.	176,706	74,343,748
Salesforce, Inc.	12,209	3,677,106
ServiceNow, Inc. (A)	9,845	7,505,828

		98,917,213

Specialized REITs - 0.4%
Digital Realty Trust, Inc.	22,813	3,285,984
SBA Communications Corp.	13,911	3,014,514

		6,300,498

Specialty Retail - 1.9%
AutoNation, Inc. (A)	5,608	928,573
AutoZone, Inc. (A)	2,356	7,425,287
Best Buy Co., Inc.	34,032	2,791,645
Burlington Stores, Inc. (A)	9,171	2,129,414
Lowe’s Cos., Inc.	40,472	10,309,433
O’Reilly Automotive, Inc. (A)	2,093	2,362,746
TJX Cos., Inc.	33,298	3,377,083

		29,324,181

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	307,490	52,728,385
Seagate Technology Holdings PLC	47,624	4,431,413
Western Digital Corp. (A)	12,245	835,599

		57,995,397

Tobacco - 0.2%
Altria Group, Inc.	22,451	979,313
Philip Morris International, Inc.	23,308	2,135,479

		3,114,792

Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,705	1,950,603

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	12,802	$ 2,089,542

Total Common Stocks (Cost $608,817,998)		939,340,479

PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month Term SOFR + 6.63%, 11.95% (C)	22,096	651,169

Total Preferred Stock (Cost $638,920)		651,169

	Principal	Value
ASSET-BACKED SECURITIES - 2.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (D)	$ 222,287	221,248
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (D)	282,642	258,492
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (D)	1,530,000	1,558,051
Series 2024-1A, Class A,
5.36%, 06/20/2030 (D)	1,230,000	1,236,836
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (D)	1,197,499	1,194,876
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	1,350,000	1,356,871
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.56% (C), 10/18/2030 (D)	3,011,620	3,011,617
Series 2017-3A, Class A1,
3-Month Term SOFR + 1.48%, 6.80% (C), 07/20/2030 (D)	1,903,634	1,904,218
First National Master Note Trust
Series 2023-2, Class A,
5.77%, 09/15/2029	1,375,000	1,393,223
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	175,651	175,422
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	1,096,043	849,646
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (D)	1,166,868	939,163
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (D)	1,518,082	1,256,596
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (D)	1,215,000	1,233,405
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 01/25/2038 (D)	956,497	962,852
HINNT LLC
Series 2024-A, Class A,
5.49%, 03/15/2043 (D)	1,500,000	1,505,280

Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.78%(C), 10/20/2034 (D)	$ 2,600,000	$ 2,595,380
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (D)	323,028	322,646
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	981,706	882,066
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	7,692	7,667
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (D)	227,952	212,040
Series 2023-1A, Class A,
4.93%, 10/20/2040 (D)	964,148	949,439
Series 2024-1A, Class A,
5.32%, 02/20/2043 (D)	1,123,000	1,127,946
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	108,012	104,887
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month Term SOFR + 1.45%, 6.77% (C), 01/20/2031 (D)	1,175,874	1,176,466
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.68% (C), 07/20/2030 (D)	1,113,202	1,113,491
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	343,870	329,251
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	597,716	565,179
Series 2023-1A, Class A,
5.20%, 01/20/2040 (D)	586,775	583,352
Series 2023-2A, Class A,
5.80%, 04/20/2040 (D)	824,636	830,466
Series 2023-3A, Class A,
6.10%, 09/20/2040 (D)	1,638,181	1,662,715
Series 2024-1A, Class A,
5.15%, 01/20/2043 (D)	900,000	896,383
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (D)	2,000,000	1,956,602
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (D)	700,072	700,396
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month Term SOFR + 1.40%, 6.72% (C), 10/20/2028 (D)	81,277	81,279

Total Asset-Backed Securities (Cost $36,060,807)		35,155,447

CORPORATE DEBT SECURITIES - 13.4%
Aerospace & Defense - 0.2%
BAE Systems PLC
5.30%, 03/26/2034 (D)	780,000	784,306

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
Boeing Co.
3.50%, 03/01/2039	$ 2,022,000	$ 1,501,338
HEICO Corp.
5.35%, 08/01/2033	1,548,000	1,554,470

		3,840,114

Automobile Components - 0.0% (B)
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	769,000	669,045

Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (D)	1,104,000	1,056,256
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,486,680
6.95%, 03/06/2026	392,000	399,556
General Motors Co.
6.25%, 10/02/2043	326,000	333,718
General Motors Financial Co., Inc.
5.00%, 04/09/2027	872,000	865,925
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (D)	1,307,000	1,367,456
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (D)	887,000	955,987
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	1,088,000	964,189

		7,429,767

Banks - 2.2%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	1,000,000	1,000,148
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (C), 01/23/2035	1,199,000	1,208,512
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	4,009,000	4,113,221
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	256,000	266,496
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,407,000	1,441,724
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	956,000	969,726
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	681,000	671,702
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	1,620,000	1,349,535
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	840,000	872,258
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	615,000	612,968
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (D)	2,293,000	2,564,922
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,769,000	1,640,372

Transamerica Series Trust	Page 4

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	$ 3,100,000	$ 3,088,311
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	724,000	727,330
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	1,195,000	1,202,637
Morgan Stanley
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	2,969,000	2,972,953
Fixed until 01/18/2034, 5.47% (C), 01/18/2035 (E)	544,000	549,367
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	203,000	204,978
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	1,117,000	1,147,084
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,160,000	1,116,916
Fixed until 01/24/2034, 5.71% (C), 01/24/2035	776,000	779,899
Fixed until 10/28/2032, 6.12% (C), 10/28/2033	669,000	691,461
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	571,000	609,399
UBS Group AG
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (D)	1,088,000	1,072,573
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (D)	1,772,000	1,868,255
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	1,617,000	1,624,791
Fixed until 06/15/2024 (F), 5.90% (C)	585,000	582,529

		34,950,067

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,226,000	1,091,036
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	529,497
3.70%, 12/06/2026	276,000	266,321
Diageo Capital PLC
5.50%, 01/24/2033	660,000	685,169

		2,572,023

Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	708,000	513,740
5.60%, 03/02/2043	897,000	913,516
CSL Finance PLC
4.63%, 04/27/2042 (D)	709,000	655,762
Gilead Sciences, Inc.
4.15%, 03/01/2047	285,000	239,822
Royalty Pharma PLC
2.20%, 09/02/2030	937,000	779,068

		3,101,908

Building Products - 0.2%
Carrier Global Corp.
5.90%, 03/15/2034	603,000	633,929

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Lowe’s Cos., Inc.
3.75%, 04/01/2032	$ 1,344,000	$ 1,235,639
Mohawk Industries, Inc.
5.85%, 09/18/2028	658,000	677,683

		2,547,251

Capital Markets - 0.1%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,945,000	1,992,942

Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	873,000	931,406
Nutrien Ltd.
4.90%, 03/27/2028	697,000	693,701

		1,625,107

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (D)	1,193,000	1,093,020
Ashtead Capital, Inc.
5.55%, 05/30/2033 (D)	294,000	289,082
5.80%, 04/15/2034 (D)	366,000	366,546
Carlisle Cos., Inc.
3.75%, 12/01/2027	793,000	756,193
Element Fleet Management Corp.
6.32%, 12/04/2028 (D)	1,774,000	1,833,570
General Electric Co.
4.13%, 10/09/2042	690,000	597,454
4.50%, 03/11/2044	932,000	847,172
GXO Logistics, Inc.
2.65%, 07/15/2031	2,268,000	1,848,186
Quanta Services, Inc.
2.90%, 10/01/2030	822,000	719,252
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	2,216,000	1,781,884
Veralto Corp.
5.45%, 09/18/2033 (D)	1,002,000	1,014,074

		11,146,433

Construction Materials - 0.0% (B)
Holcim Finance US LLC
4.75%, 09/22/2046 (D)	277,000	245,927

Consumer Finance - 0.1%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (C), 02/01/2030 (E)	1,189,000	1,198,869

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (D)	1,372,000	1,102,600
Sysco Corp.
3.30%, 07/15/2026	897,000	861,620

		1,964,220

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	931,000	862,914

Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033	640,000	666,638

Transamerica Series Trust	Page 5

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.6%
Broadstone Net Lease LLC
2.60%, 09/15/2031	$ 1,578,000	$ 1,246,178
Safehold GL Holdings LLC
6.10%, 04/01/2034	1,218,000	1,211,212
SBA Tower Trust
1.63%, 05/15/2051 (D)	2,146,000	1,942,433
1.88%, 07/15/2050 (D)	1,309,000	1,222,134
2.84%, 01/15/2050 (D)	3,421,000	3,338,984

		8,960,941

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.
1.68%, 10/30/2030	1,337,000	1,089,916
2.99%, 10/30/2056	1,928,000	1,235,133

		2,325,049

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	505,000	492,718
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	104,000	104,900
CMS Energy Corp.
4.88%, 03/01/2044	185,000	172,043
DTE Electric Co.
4.30%, 07/01/2044	1,778,000	1,545,963
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,180,418
Duke Energy Progress LLC
3.60%, 09/15/2047	1,265,000	944,991
Entergy Arkansas LLC
3.70%, 06/01/2024	245,000	244,088
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	69,000	68,925
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,026,000	854,203
PacifiCorp
3.60%, 04/01/2024	888,000	888,000
Public Service Electric & Gas Co.
3.00%, 05/15/2025	515,000	502,696

		7,998,945

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,241,000	1,042,432
Keysight Technologies, Inc.
4.60%, 04/06/2027	1,026,000	1,010,096
Sensata Technologies BV
4.00%, 04/15/2029 (D)	200,000	182,626
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	697,000	634,423
Trimble, Inc.
6.10%, 03/15/2033	985,000	1,029,842

		3,899,419

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	1,381,000	1,331,486

Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,562,000	1,536,565
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	726,000	677,684
5.50%, 12/15/2024 (D)	2,174,000	2,165,718

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (D)	$ 2,276,000	$ 2,197,138
5.50%, 01/15/2026 (D)	682,000	674,868
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (D)	213,000	216,844

		7,468,817

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	1,353,000	1,163,586
Cargill, Inc.
5.13%, 10/11/2032 (D)	725,000	729,163
J M Smucker Co.
6.50%, 11/15/2043	592,000	643,155
Tyson Foods, Inc.
5.70%, 03/15/2034	916,000	927,417
Viterra Finance BV
4.90%, 04/21/2027 (D)	1,213,000	1,191,833

		4,655,154

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	619,000	584,083
5.75%, 12/06/2052 (D)	262,000	271,596

		855,679

Health Care Providers & Services - 0.8%
Cardinal Health, Inc.
5.45%, 02/15/2034	773,000	780,951
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,221,268
3.38%, 02/15/2030	683,000	604,459
Cigna Group
2.40%, 03/15/2030	776,000	670,651
5.25%, 02/15/2034	1,369,000	1,366,993
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	801,115
5.25%, 01/30/2031	445,000	448,475
Elevance Health, Inc.
2.25%, 05/15/2030	886,000	757,555
5.13%, 02/15/2053	724,000	693,996
HCA, Inc.
5.60%, 04/01/2034	1,266,000	1,276,051
6.00%, 04/01/2054	979,000	995,151
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	736,000	660,573
Molina Healthcare, Inc.
4.38%, 06/15/2028 (D)	525,000	493,513
UnitedHealth Group, Inc.
5.20%, 04/15/2063	1,043,000	1,019,808

		11,790,559

Health Care REITs - 0.1%
DOC DR LLC
2.63%, 11/01/2031	1,347,000	1,110,486
Ventas Realty LP
3.25%, 10/15/2026	982,000	929,528

		2,040,014

Health Care Technology - 0.0% (B)
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	589,000	613,406

Transamerica Series Trust	Page 6

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	$ 593,000	$ 580,534
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,638,000	1,408,141

		1,988,675

Insurance - 0.5%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (D)	2,287,000	2,235,678
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,663,000	1,681,791
Global Atlantic Finance Co.
6.75%, 03/15/2054 (D)	249,000	255,798
7.95%, 06/15/2033 (D)	1,043,000	1,159,396
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (D)	800,000	810,597
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,377,000	1,203,071

		7,346,331

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	1,533,000	1,530,363
Meta Platforms, Inc.
4.80%, 05/15/2030	1,052,000	1,057,515
Tencent Holdings Ltd.
3.28%, 04/11/2024 (D)	1,322,000	1,321,241

		3,909,119

Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	90,000	78,421

Machinery - 0.2%
CNH Industrial Capital LLC
4.55%, 04/10/2028	974,000	954,759
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,640,000	1,432,793

		2,387,552

Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	649,000	479,952
Comcast Corp.
2.94%, 11/01/2056	594,000	375,397
NBCUniversal Media LLC
4.45%, 01/15/2043	627,000	557,187
Paramount Global
4.20%, 05/19/2032 (E)	635,000	528,048

		1,940,584

Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (D) (E)	1,401,000	1,357,826

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
ArcelorMittal SA
6.55%, 11/29/2027	$ 1,457,000	$ 1,512,589
Glencore Funding LLC
2.63%, 09/23/2031 (D)	1,387,000	1,157,192

		4,027,607

Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	141,000	118,275
2.25%, 03/15/2026	519,000	488,105
Highwoods Realty LP
4.13%, 03/15/2028	654,000	611,803
7.65%, 02/01/2034	432,000	472,366

		1,690,549

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/2031	647,000	574,042
Chevron USA, Inc.
3.25%, 10/15/2029	796,000	745,490
Energy Transfer LP
5.15%, 02/01/2043	128,000	114,479
5.55%, 02/15/2028	619,000	627,789
5.95%, 10/01/2043	680,000	672,669
Enterprise Products Operating LLC
4.25%, 02/15/2048	2,275,000	1,949,976
EQM Midstream Partners LP
6.38%, 04/01/2029 (D)	325,000	327,663
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,547,000	1,552,818
ONEOK, Inc.
6.10%, 11/15/2032	1,442,000	1,512,039
Ovintiv, Inc.
6.25%, 07/15/2033	926,000	962,337
Petroleos Mexicanos
6.50%, 01/23/2029	656,000	585,962
6.84%, 01/23/2030	1,509,000	1,331,281
6.88%, 08/04/2026	400,000	388,229
7.69%, 01/23/2050	166,000	119,499
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,050,000	963,658
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	940,000	910,482
Shell International Finance BV
2.50%, 09/12/2026	652,000	617,905
3.75%, 09/12/2046	244,000	197,268
Western Midstream Operating LP
6.15%, 04/01/2033	964,000	988,730
Williams Cos., Inc.
5.40%, 03/04/2044	117,000	110,837

		15,253,153

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	564,577	518,679
United Airlines Pass-Through Trust
3.75%, 03/03/2028	818,199	792,768

		1,311,447

Transamerica Series Trust	Page 7

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	$ 627,000	$ 600,109
Kenvue, Inc.
5.00%, 03/22/2030	1,570,000	1,586,411

		2,186,520

Pharmaceuticals - 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	1,224,000	1,238,755
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	890,000	838,012
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	472,000	486,975
Merck & Co., Inc.
5.00%, 05/17/2053	1,230,000	1,205,737
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	1,029,000	1,007,244
Viatris, Inc.
2.30%, 06/22/2027	510,000	463,320

		5,240,043

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,068,000	1,046,857
5.10%, 12/15/2027	1,150,000	1,150,174

		2,197,031

Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	1,176,000	1,172,054
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,171,000	1,072,235

		2,244,289

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,267,000	1,192,515
Broadcom, Inc.
3.14%, 11/15/2035 (D)	1,239,000	1,001,068
Foundry JV Holdco LLC
5.88%, 01/25/2034 (D)	957,000	959,279
KLA Corp.
3.30%, 03/01/2050	905,000	663,750
Microchip Technology, Inc.
0.98%, 09/01/2024	1,044,000	1,022,812
5.05%, 03/15/2029	1,170,000	1,170,018
Micron Technology, Inc.
5.30%, 01/15/2031	1,204,000	1,212,141
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	384,048
3.40%, 05/01/2030	432,000	392,558
QUALCOMM, Inc.
3.25%, 05/20/2050	598,000	442,473
TSMC Global Ltd.
1.38%, 09/28/2030 (D)	2,651,000	2,148,394

		10,589,056

Software - 0.5%
Constellation Software, Inc.
5.16%, 02/16/2029 (D)	358,000	357,809
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	221,000	195,978
Fiserv, Inc.
5.45%, 03/02/2028	1,000,000	1,011,939

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Infor, Inc.
1.75%, 07/15/2025 (D)	$ 1,376,000	$ 1,302,896
Intuit, Inc.
5.50%, 09/15/2053	465,000	483,294
Oracle Corp.
3.65%, 03/25/2041	826,000	649,663
6.90%, 11/09/2052	1,139,000	1,309,958
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (D)	1,203,000	415,832
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,686,000	1,654,079

		7,381,448

Specialized REITs - 0.3%
American Tower Trust #1
3.65%, 03/15/2048 (D)	775,000	734,689
Extra Space Storage LP
5.90%, 01/15/2031	1,480,000	1,532,425
VICI Properties LP
4.95%, 02/15/2030	1,735,000	1,675,226
Weyerhaeuser Co.
4.00%, 04/15/2030	1,286,000	1,215,521

		5,157,861

Tobacco - 0.2%
BAT Capital Corp.
6.42%, 08/02/2033	1,465,000	1,535,853
Philip Morris International, Inc.
5.25%, 02/13/2034	897,000	889,893
5.63%, 11/17/2029	1,114,000	1,147,940

		3,573,686

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	250,000	218,414
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,081,304
3.88%, 04/15/2030	796,000	745,532
5.15%, 04/15/2034	1,201,000	1,197,688

		3,242,938

Total Corporate Debt Securities (Cost $219,808,347)		208,499,004

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Brazil - 0.0% (B)
Brazil Government International Bonds
4.25%, 01/07/2025	480,000	473,344

Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	675,000	492,223

Colombia - 0.0% (B)
Colombia Government International Bonds
3.13%, 04/15/2031	615,000	490,852

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (D)	1,429,000	1,421,817

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,883,000	1,788,097

Transamerica Series Trust	Page 8

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.1%
Panama Government International Bonds
3.88%, 03/17/2028	$ 550,000	$ 505,348

Total Foreign Government Obligations (Cost $5,543,055)		5,171,681

MORTGAGE-BACKED SECURITIES - 2.3%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	560,704	520,389
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (C), 11/05/2036 (D)	3,935,000	8,817
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1,
6.19% (C), 03/25/2064 (D)	990,000	993,373
CIM Trust
Series 2021-R6, Class A1,
1.43% (C), 07/25/2061 (D)	2,156,116	1,851,672
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	583,090
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	234,383	225,762
COMM Mortgage Trust
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	4,500,000	4,213,319
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	2,059,131	1,685,676
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	2,118,898	1,850,319
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-RMP1, Class A2,
1-Month Term SOFR + 0.41%, 5.74% (C), 12/25/2036	49,518	44,234
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	2,200,000	2,146,029
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	800,000	773,278
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (D)	61,411	59,373
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class B,
4.08% (C), 08/15/2046	945,000	578,885
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	89,997	82,686
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	89,540	83,490
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	329,495	307,733
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	88,577	82,639
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	171,061	158,923
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	181,327	169,611

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	$ 304,323	$ 278,525
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	404,821	375,848
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	455,957	432,013
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	455,448	430,037
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	695,955	656,475
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	486,365	459,140
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	531,150	502,828
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	298,262	282,417
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	1,153,242	1,059,319
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	1,212,359	1,123,182
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (C), 03/25/2063 (D)	978,213	978,227
Series 2024-NQM4, Class A1,
6.07% (C), 01/25/2064 (D)	1,239,088	1,239,837
Series 2024-NQM5, Class A1,
5.99% (C), 03/25/2028 (D)	500,000	500,020
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	493,052	455,360
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	9,781	9,740
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	53,432	52,461
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	529,134	506,505
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	431,228	415,549
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	280,512	272,609
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	920,397	851,247
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (D)	1,706,496	1,619,970
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	2,572,641	2,258,697
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	2,032,573	1,848,459
Series 2022-4, Class A1,
3.75%, 09/25/2062 (D)	567,026	528,115
Series 2023-1, Class A1,
3.75%, 01/25/2063 (D)	2,278,356	2,143,800
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	29,028	26,651

Total Mortgage-Backed Securities (Cost $39,055,634)		35,726,329

Transamerica Series Trust	Page 9

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	$ 46,000	$ 52,986

Total Municipal Government Obligation (Cost $50,430)		52,986

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	176,300	176,547
5.50%, 07/01/2037 - 06/01/2041	50,599	51,748
6.00%, 12/01/2037	18,893	19,607
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,481,161
2.81%, 01/25/2025	691,588	677,698
2.89%, 06/25/2027	124,140	123,207
3.01%, 07/25/2025	2,842,000	2,767,540
3.06% (C), 08/25/2024	3,071,990	3,040,929
3.30% (C), 11/25/2027	300,000	286,976
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	105,287	102,105
4.00%, 06/01/2042	45,643	43,290
4.50%, 02/01/2025 - 08/01/2052	2,714,078	2,587,256
5.00%, 04/01/2039 - 04/01/2053	8,578,306	8,395,498
5.50%, 04/01/2037 - 03/01/2053	3,164,233	3,160,335
1-Year RFUCC Treasury + 1.52%, 5.83% (C), 02/01/2043	20,132	20,012
6.00%, 08/01/2036 - 06/01/2041	660,872	685,014
6.50%, 05/01/2040	50,601	52,533
Government National Mortgage Association REMICS, Interest Only STRIPS
Series 2012-120,
0.64% (C), 02/16/2053	281,347	4,433
Tennessee Valley Authority
5.88%, 04/01/2036	1,170,000	1,304,445
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2039 - 04/01/2054 (G)	15,784,000	13,149,591
2.50%, 04/01/2039 - 04/01/2054 (G)	34,757,000	29,227,791
3.00%, 04/01/2039 - 04/01/2054 (G)	28,846,000	25,041,735
3.50%, 04/01/2039 - 04/01/2054 (G)	21,847,000	19,735,952
4.00%, 04/01/2054 (G)	11,966,000	11,092,052
4.50%, 04/01/2054 (G)	11,775,000	11,223,041
5.50%, 04/01/2054 (G)	13,427,000	13,369,699
6.00%, 04/01/2054 (G)	4,977,000	5,025,054

Total U.S. Government Agency Obligations (Cost $157,039,547)		154,845,249

U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury - 9.0%
U.S. Treasury Bonds
1.25%, 05/15/2050	4,837,000	2,479,529
1.88%, 02/15/2051 - 11/15/2051	1,934,000	1,162,118
2.00%, 02/15/2050	1,923,000	1,206,908
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,408,586
2.38%, 02/15/2042 - 05/15/2051	5,479,000	3,978,554
2.50%, 02/15/2045 - 05/15/2046	9,156,000	6,663,535
2.75%, 08/15/2042 - 11/15/2047	7,297,000	5,611,112
2.88%, 08/15/2045 - 05/15/2049	7,024,900	5,442,712
3.00%, 05/15/2042 - 08/15/2052	8,631,900	6,800,418

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
3.13%, 02/15/2042 - 05/15/2048	$ 1,671,000	$ 1,398,179
3.63%, 02/15/2044 - 05/15/2053	7,130,800	6,305,805
3.88%, 02/15/2043	1,559,000	1,443,354
4.00%, 11/15/2052	2,317,000	2,182,415
4.13%, 08/15/2053	2,126,000	2,046,939
4.25%, 05/15/2039 - 02/15/2054	3,376,000	3,338,707
4.75%, 11/15/2043 - 11/15/2053	4,720,000	4,989,438
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	6,899,000	5,538,862
0.88%, 06/30/2026	1,571,100	1,449,033
1.13%, 02/15/2031	7,396,000	6,069,631
1.38%, 11/15/2031	7,332,000	5,993,910
1.50%, 01/31/2027 - 02/15/2030	3,956,000	3,489,907
1.63%, 02/15/2026 - 05/15/2031	12,487,300	11,119,482
1.88%, 02/15/2032	1,539,300	1,301,190
2.25%, 11/15/2027	1,239,200	1,153,231
2.63%, 02/15/2029	5,498,000	5,110,348
2.75%, 02/15/2028 - 08/15/2032	2,871,500	2,691,493
2.88%, 05/15/2028 - 05/15/2032	10,120,200	9,485,287
3.13%, 11/15/2028	1,274,600	1,214,704
3.38%, 05/15/2033	145,500	136,429
3.50%, 01/31/2028 - 02/15/2033	4,270,900	4,118,727
3.63%, 05/31/2028	3,548,000	3,459,854
3.75%, 12/31/2028	1,813,000	1,775,324
3.88%, 11/30/2027 - 08/15/2033	2,684,000	2,629,617
4.00%, 01/15/2027 - 02/15/2034	5,395,000	5,314,954
4.13%, 09/30/2027 - 11/15/2032	2,734,100	2,716,860
4.38%, 08/31/2028 - 11/30/2028	4,396,000	4,418,239
4.88%, 11/30/2025	2,902,000	2,906,761

		140,552,152

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	3,038,907	1,924,306
1.75%, 01/15/2028	1,774,207	1,760,502
2.50%, 01/15/2029	5,917,275	6,084,018
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,988,468	3,597,325

		13,366,151

Total U.S. Government Obligations (Cost $170,534,012)		153,918,303

COMMERCIAL PAPER - 7.7%
Banks - 3.3%
ABN AMRO Funding USA LLC
5.36% (H), 08/01/2024 (D)	5,000,000	4,906,270
5.45% (H), 07/17/2024 (D)	1,500,000	1,475,168
Australia & New Zealand Banking Group Ltd.
5.38% (H), 08/07/2024 (D)	1,350,000	1,323,696
BNP Paribas SA
5.89% (H), 04/12/2024	3,000,000	2,993,377
DNB Bank ASA
5.86% (H), 04/23/2024 (D)	6,000,000	5,977,096
HSBC USA, Inc.
5.57% (H), 07/23/2024 (D)	6,300,000	6,188,554
Korea Development Bank
5.47% (H), 07/08/2024	6,000,000	5,909,424
Lloyds Bank PLC
5.33% (H), 08/01/2024	5,569,000	5,464,253
Macquarie Bank Ltd.
5.39% (H), 08/12/2024 (D)	4,000,000	3,917,643

Transamerica Series Trust	Page 10

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Nordea Bank Abp
5.39% (H), 09/03/2024 (D)	$ 6,525,000	$ 6,373,333
Svenska Handelsbanken AB
5.36% (H), 07/30/2024 (D)	6,375,000	6,260,675

		50,789,489

Consumer Finance - 0.3%
Toyota Motor Credit Corp.
5.46% (H), 07/03/2024	5,500,000	5,421,151

Financial Services - 3.0%
Alinghi Funding Co. LLC
5.92% (H), 04/10/2024 (D)	4,925,000	4,915,449
Anglesea Funding LLC
5.38% (H), 07/26/2024 (D)	6,375,000	6,261,206
CAFCO LLC
5.48% (H), 09/03/2024 (D)	1,750,000	1,709,035
Glencove Funding LLC
5.79% (H), 04/10/2024 (D)	6,000,000	5,988,429
GTA Funding LLC
5.45% (H), 08/30/2024 (D)	5,800,000	5,666,440
Mont Blanc Capital Corp.
5.65% (H), 04/15/2024 (D)	4,750,000	4,737,296
Old Line Funding LLC
5.72% (H), 04/11/2024 (D)	5,000,000	4,989,632
Sheffield Receivables Co. LLC
5.48% (H), 09/03/2024 (D)	6,525,000	6,370,704
Starbird Funding Corp.
5.47% (H), 07/11/2024 (D)	6,000,000	5,906,323

		46,544,514

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC
5.48% (H), 09/04/2024 (D)	6,250,000	6,100,741

Pharmaceuticals - 0.7%
AstraZeneca PLC
5.41% (H), 07/16/2024 (D)	6,500,000	6,391,095
Pfizer, Inc.
5.30% (H), 08/01/2024 (D)	4,200,000	4,122,413

		10,513,508

Total Commercial Paper (Cost $119,481,445)		119,369,403

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bills
5.33% (H), 04/18/2024 - 06/13/2024	3,303,000	3,281,991
5.38% (H), 05/09/2024 - 06/13/2024	7,215,000	7,159,007
5.39% (H), 06/13/2024	1,582,000	1,565,269

Total Short-Term U.S. Government Obligations (Cost $12,006,316)		12,006,267

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (H)	1,607,760	1,607,760

Total Other Investment Company (Cost $1,607,760)		1,607,760

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 2.50% (H), dated 03/28/2024, to be repurchased at $12,551,464 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $12,799,104.

$ 12,547,979	$ 12,547,979

Total Repurchase Agreement (Cost $12,547,979)	12,547,979

Total Investments (Cost $1,383,192,250)	1,678,892,056
Net Other Assets (Liabilities) - (7.9)%	(122,217,709)

Net Assets - 100.0%	$ 1,556,674,347

Transamerica Series Trust	Page 11

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	40	06/21/2024	$10,508,710	$10,617,000	$108,290	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$939,340,479	$—	$—	$939,340,479
Preferred Stock	651,169	—	—	651,169
Asset-Backed Securities	—	35,155,447	—	35,155,447
Corporate Debt Securities	—	208,499,004	—	208,499,004
Foreign Government Obligations	—	5,171,681	—	5,171,681
Mortgage-Backed Securities	—	35,726,329	—	35,726,329
Municipal Government Obligation	—	52,986	—	52,986
U.S. Government Agency Obligations	—	154,845,249	—	154,845,249
U.S. Government Obligations	—	153,918,303	—	153,918,303
Commercial Paper	—	119,369,403	—	119,369,403
Short-Term U.S. Government Obligations	—	12,006,267	—	12,006,267
Other Investment Company	1,607,760	—	—	1,607,760
Repurchase Agreement	—	12,547,979	—	12,547,979

Total Investments	$941,599,408	$737,292,648	$—	$1,678,892,056

Other Financial Instruments
Futures Contracts (J)	$108,290	$—	$—	$108,290

Total Other Financial Instruments	$108,290	$—	$—	$108,290

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $219,838,455, representing 14.1% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,668,348, collateralized by cash collateral of $1,607,760 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,116,395. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at March 31, 2024.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica Multi-Managed Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14